COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2023
COMPENSATION EXPENSE [Text Block]

7. COMPENSATION EXPENSE

	Years ended December 31,
	2023	2022
Wages, salaries and benefits	97,929	79,935
Post-employment benefits	921	893
Share-based compensation expense (Note 22)	6,326	4,152
	105,176	84,980

Compensation expense is presented as a component of cost of sales, general and administrative expense, and project development costs.